UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
August 31, 2019
Columbia Global Equity Value Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Global Equity Value Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Equity Value Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with growth of capital and income.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2016
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2016
Peter Schroeder, CFA
Co-Portfolio Manager
Managed Fund since 2016
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/20/95	-0.17	-1.70	3.71	8.78
	Including sales charges		-5.89	-7.35	2.49	8.13
Advisor Class		12/11/06	-0.04	-1.44	3.97	8.97
Class C	Excluding sales charges	06/26/00	-0.54	-2.43	2.93	7.96
	Including sales charges		-1.49	-3.31	2.93	7.96
Institutional Class*		09/27/10	-0.04	-1.45	3.96	9.03
Institutional 2 Class		12/11/06	0.00	-1.39	4.06	9.17
Institutional 3 Class*		02/28/13	0.02	-1.32	4.12	9.07
Class R		12/11/06	-0.29	-1.97	3.44	8.50
MSCI World Value Index (Net)			-0.71	-2.21	3.37	7.24
MSCI World Index (Net)			3.72	0.26	6.15	9.20
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the oldest share class of the Fund, Class B, are no longer available, Class A shares of the Fund were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to September 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The MSCI World Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 819 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI World Index.
The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Value Index (Net) and the MSCI World Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Global Equity Value Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
JPMorgan Chase & Co. (United States)	4.1
Johnson & Johnson (United States)	3.2
Bank of America Corp. (United States)	3.1
Cisco Systems, Inc. (United States)	2.6
PepsiCo, Inc. (United States)	2.4
American Electric Power Co., Inc. (United States)	2.3
Medtronic PLC (Ireland)	2.2
Allstate Corp. (The) (United States)	2.1
AXA SA (France)	2.0
ITOCHU Corp. (Japan)	1.9
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at August 31, 2019)
Communication Services	9.3
Consumer Discretionary	7.2
Consumer Staples	7.9
Energy	9.2
Financials	20.6
Health Care	10.9
Industrials	10.0
Information Technology	8.7
Materials	4.2
Real Estate	4.8
Utilities	7.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2019)
Canada	3.9
China	0.6
Finland	1.0
France	3.4
Ireland	2.2
Israel	0.3
Japan	8.5
Netherlands	4.2
Norway	0.8
Russian Federation	0.7
South Korea	1.8
Spain	4.1
Sweden	0.8
United Kingdom	7.3
United States(a)	60.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2019, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Global Equity Value Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	998.30	1,019.25	5.75	5.81	1.15
Advisor Class	1,000.00	1,000.00	999.60	1,020.50	4.50	4.55	0.90
Class C	1,000.00	1,000.00	994.60	1,015.50	9.47	9.57	1.90
Institutional Class	1,000.00	1,000.00	999.60	1,020.50	4.50	4.55	0.90
Institutional 2 Class	1,000.00	1,000.00	1,000.00	1,020.85	4.15	4.19	0.83
Institutional 3 Class	1,000.00	1,000.00	1,000.20	1,021.10	3.90	3.94	0.78
Class R	1,000.00	1,000.00	997.10	1,018.00	6.99	7.06	1.40
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Global Equity Value Fund | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Canada 3.9%
Alimentation Couche-Tard, Inc., Class B	123,054	7,745,174
Suncor Energy, Inc.	366,077	10,700,431
Yamana Gold, Inc.	2,520,139	9,097,702
Total		27,543,307
China 0.6%
Tencent Holdings Ltd.	100,800	4,161,582
Finland 1.0%
UPM-Kymmene OYJ	269,902	7,294,034
France 3.4%
Aperam SA	103,816	2,515,377
AXA SA	603,971	13,849,397
BNP Paribas SA	169,999	7,662,857
Total		24,027,631
Ireland 2.1%
Medtronic PLC	141,702	15,288,229
Israel 0.3%
Bezeq Israeli Telecommunication Corp., Ltd.	3,883,188	2,439,003
Japan 8.5%
ITOCHU Corp.	675,600	13,459,699
Nippon Telegraph & Telephone Corp.	271,400	13,010,343
ORIX Corp.	829,601	12,240,842
Starts Corp., Inc.	180,300	4,027,215
Subaru Corp.	235,700	6,306,267
Takeda Pharmaceutical Co., Ltd.	332,228	11,201,372
Total		60,245,738
Netherlands 4.2%
ING Groep NV	690,882	6,600,462
Koninklijke Ahold Delhaize NV	296,265	6,940,126
NXP Semiconductors NV	85,074	8,689,459
Signify NV	256,842	7,515,618
Total		29,745,665
Norway 0.8%
BW LPG Ltd.(a)	1,116,277	5,494,865
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR	354,174	4,861,053
South Korea 1.8%
Hyundai Home Shopping Network Corp.	67,447	5,189,533
Youngone Corp.	264,964	7,699,464
Total		12,888,997
Spain 4.1%
ACS Actividades de Construccion y Servicios SA	337,322	12,764,803
Endesa SA	440,255	11,314,941
Tecnicas Reunidas SA(a)	206,533	5,182,595
Total		29,262,339
Sweden 0.8%
Hemfosa Fastigheter AB	531,200	5,362,289
United Kingdom 7.3%
BP PLC, ADR	310,341	11,467,100
BT Group PLC	2,933,758	5,910,393
Inchcape PLC	766,365	5,401,690
John Wood Group PLC	1,060,553	4,885,639
Just Group PLC(a)	5,346,224	2,914,022
Legal & General Group PLC	3,155,557	8,454,370
Royal Dutch Shell PLC, Class A	465,746	12,939,918
Total		51,973,132
United States 59.9%
Alexion Pharmaceuticals, Inc.(a)	13,090	1,318,948
Allstate Corp. (The)	141,550	14,493,305
Alphabet, Inc., Class C(a)	6,774	8,048,189
Ameren Corp.	152,014	11,727,880
American Electric Power Co., Inc.	180,946	16,493,228
American Tower Corp.	35,758	8,231,134
Bank of America Corp.	786,890	21,647,344
Baxter International, Inc.	109,387	9,620,587
BioMarin Pharmaceutical, Inc.(a)	23,570	1,769,164
Broadcom, Inc.	35,158	9,937,057
Cigna Corp.	57,734	8,889,304
Cisco Systems, Inc.	393,848	18,436,025
Citigroup, Inc.	197,017	12,678,044
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Equity Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ConocoPhillips Co.	125,615	6,554,591
Delta Air Lines, Inc.	157,861	9,133,838
Discovery, Inc., Class A(a)	258,815	7,143,294
DISH Network Corp., Class A(a)	145,688	4,889,289
Dow, Inc.	170,489	7,267,946
EOG Resources, Inc.	102,447	7,600,543
Equity LifeStyle Properties, Inc.	99,127	13,354,389
General Motors Co.	278,890	10,344,030
Home Depot, Inc. (The)	51,516	11,741,012
Host Hotels & Resorts, Inc.	461,037	7,395,034
International Business Machines Corp.	59,646	8,083,822
Johnson & Johnson	173,295	22,244,146
JPMorgan Chase & Co.	263,656	28,965,248
L3 Harris Technologies, Inc.	40,355	8,531,451
Masco Corp.	148,198	6,036,105
MasterCard, Inc., Class A	28,039	7,889,333
Microsoft Corp.	61,286	8,448,888
Mondelez International, Inc., Class A	210,876	11,644,573
Norfolk Southern Corp.	76,827	13,371,739
PepsiCo, Inc.	124,463	17,017,826
Common Stocks (continued)
Issuer	Shares	Value ($)
Philip Morris International, Inc.	171,931	12,394,506
Prudential Financial, Inc.	135,424	10,846,108
Quotient Ltd.(a)	435,889	3,931,719
Steel Dynamics, Inc.	121,019	3,267,513
T-Mobile U.S.A., Inc.(a)	97,561	7,614,636
Vertex Pharmaceuticals, Inc.(a)	13,462	2,423,429
Walt Disney Co. (The)	88,801	12,188,825
Xcel Energy, Inc.	175,679	11,282,105
Total		424,896,147
Total Common Stocks (Cost $632,576,196)		705,484,011

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(b),(c)	2,801,406	2,801,126
Total Money Market Funds (Cost $2,801,126)		2,801,126
Total Investments in Securities (Cost $635,377,322)		708,285,137
Other Assets & Liabilities, Net		1,500,128
Net Assets		$709,785,265

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,976,000 CAD	3,024,908 USD	Morgan Stanley	09/11/2019	38,238	—
6,059,000 GBP	7,571,932 USD	Morgan Stanley	09/11/2019	197,025	—
1,059,366,000 JPY	9,809,399 USD	Morgan Stanley	09/11/2019	—	(167,748)
14,240,257,000 KRW	12,076,314 USD	Morgan Stanley	09/11/2019	315,685	—
26,240,000 NOK	3,037,635 USD	Morgan Stanley	09/11/2019	157,462	—
15,156,435 USD	21,657,000 AUD	Morgan Stanley	09/11/2019	—	(568,342)
3,031,014 USD	2,972,000 CHF	Morgan Stanley	09/11/2019	—	(26,283)
4,544,087 USD	6,192,000 SGD	Morgan Stanley	09/11/2019	—	(81,820)
Total				708,410	(844,193)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Equity Value Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	7,405,911	42,569,735	(47,174,240)	2,801,406	49	—	74,101	2,801,126
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Equity Value Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Canada	27,543,307	—	—	27,543,307
China	—	4,161,582	—	4,161,582
Finland	—	7,294,034	—	7,294,034
France	—	24,027,631	—	24,027,631
Ireland	15,288,229	—	—	15,288,229
Israel	—	2,439,003	—	2,439,003
Japan	—	60,245,738	—	60,245,738
Netherlands	8,689,459	21,056,206	—	29,745,665
Norway	—	5,494,865	—	5,494,865
Russian Federation	—	4,861,053	—	4,861,053
South Korea	—	12,888,997	—	12,888,997
Spain	—	29,262,339	—	29,262,339
Sweden	—	5,362,289	—	5,362,289
United Kingdom	11,467,100	40,506,032	—	51,973,132
United States	424,896,147	—	—	424,896,147
Total Common Stocks	487,884,242	217,599,769	—	705,484,011
Money Market Funds	2,801,126	—	—	2,801,126
Total Investments in Securities	490,685,368	217,599,769	—	708,285,137
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	708,410	—	708,410
Liability
Forward Foreign Currency Exchange Contracts	—	(844,193)	—	(844,193)
Total	490,685,368	217,463,986	—	708,149,354
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Equity Value Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $632,576,196)	$705,484,011
Affiliated issuers (cost $2,801,126)	2,801,126
Unrealized appreciation on forward foreign currency exchange contracts	708,410
Receivable for:
Capital shares sold	39,783
Dividends	2,212,376
Foreign tax reclaims	451,572
Prepaid expenses	5,232
Other assets	12,601
Total assets	711,715,111
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	844,193
Payable for:
Capital shares purchased	697,452
Management services fees	13,709
Distribution and/or service fees	4,288
Transfer agent fees	63,790
Compensation of board members	200,605
Compensation of chief compliance officer	89
Other expenses	105,720
Total liabilities	1,929,846
Net assets applicable to outstanding capital stock	$709,785,265
Represented by
Paid in capital	614,875,990
Total distributable earnings (loss)	94,909,275
Total - representing net assets applicable to outstanding capital stock	$709,785,265
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Equity Value Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
August 31, 2019 (Unaudited)
Class A
Net assets	$606,592,213
Shares outstanding	49,006,465
Net asset value per share	$12.38
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.14
Advisor Class
Net assets	$2,163,172
Shares outstanding	173,809
Net asset value per share	$12.45
Class C
Net assets	$4,465,084
Shares outstanding	366,332
Net asset value per share	$12.19
Institutional Class
Net assets	$94,261,250
Shares outstanding	7,597,914
Net asset value per share	$12.41
Institutional 2 Class
Net assets	$800,445
Shares outstanding	64,675
Net asset value per share	$12.38
Institutional 3 Class
Net assets	$601,781
Shares outstanding	49,991
Net asset value per share	$12.04
Class R
Net assets	$901,320
Shares outstanding	73,047
Net asset value per share	$12.34
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Equity Value Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$13,990,555
Dividends — affiliated issuers	74,101
Foreign taxes withheld	(809,040)
Total income	13,255,616
Expenses:
Management services fees	2,638,123
Distribution and/or service fees
Class A	801,036
Class C	25,710
Class R	2,594
Transfer agent fees
Class A	439,725
Advisor Class	1,425
Class C	3,538
Institutional Class	68,377
Institutional 2 Class	241
Institutional 3 Class	54
Class R	714
Compensation of board members	25,025
Custodian fees	42,853
Printing and postage fees	45,850
Registration fees	54,931
Audit fees	15,661
Legal fees	7,808
Interest on collateral	890
Compensation of chief compliance officer	83
Other	20,018
Total expenses	4,194,656
Net investment income	9,060,960
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	21,627,125
Investments — affiliated issuers	49
Foreign currency translations	(18,695)
Forward foreign currency exchange contracts	571,361
Net realized gain	22,179,840
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(31,621,580)
Foreign currency translations	(15,868)
Forward foreign currency exchange contracts	(77,078)
Net change in unrealized appreciation (depreciation)	(31,714,526)
Net realized and unrealized loss	(9,534,686)
Net decrease in net assets resulting from operations	$(473,726)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Equity Value Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Operations
Net investment income	$9,060,960	$12,968,433
Net realized gain	22,179,840	62,616,737
Net change in unrealized appreciation (depreciation)	(31,714,526)	(73,645,035)
Net increase (decrease) in net assets resulting from operations	(473,726)	1,940,135
Distributions to shareholders
Net investment income and net realized gains
Class A	(29,674,405)	(58,255,661)
Advisor Class	(96,381)	(156,783)
Class C	(230,444)	(909,353)
Institutional Class	(4,740,243)	(9,267,870)
Institutional 2 Class	(35,734)	(45,375)
Institutional 3 Class	(31,010)	(42,830)
Class R	(43,331)	(92,508)
Class T		(336)
Total distributions to shareholders	(34,851,548)	(68,770,716)
Decrease in net assets from capital stock activity	(10,045,074)	(19,482,771)
Total decrease in net assets	(45,370,348)	(86,313,352)
Net assets at beginning of period	755,155,613	841,468,965
Net assets at end of period	$709,785,265	$755,155,613
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Equity Value Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	308,223	3,953,308	1,647,563	22,041,722
Distributions reinvested	2,160,341	27,519,816	4,248,936	54,112,297
Redemptions	(3,098,385)	(40,082,053)	(6,283,604)	(84,416,393)
Net decrease	(629,821)	(8,608,929)	(387,105)	(8,262,374)
Advisor Class
Subscriptions	53,606	694,891	127,307	1,757,054
Distributions reinvested	7,514	96,260	12,361	156,547
Redemptions	(29,288)	(376,658)	(45,951)	(600,345)
Net increase	31,832	414,493	93,717	1,313,256
Class C
Subscriptions	12,635	162,004	49,680	638,903
Distributions reinvested	16,852	211,565	66,310	860,509
Redemptions	(98,136)	(1,245,143)	(1,085,650)	(14,558,434)
Net decrease	(68,649)	(871,574)	(969,660)	(13,059,022)
Institutional Class
Subscriptions	244,461	3,174,334	662,617	8,895,250
Distributions reinvested	308,419	3,939,034	597,780	7,635,660
Redemptions	(627,669)	(8,122,909)	(1,214,691)	(16,211,132)
Net increase (decrease)	(74,789)	(1,009,541)	45,706	319,778
Institutional 2 Class
Subscriptions	19,074	247,915	21,759	292,634
Distributions reinvested	2,798	35,609	3,581	45,131
Redemptions	(5,360)	(69,837)	(6,178)	(81,705)
Net increase	16,512	213,687	19,162	256,060
Institutional 3 Class
Subscriptions	6,955	88,160	35,303	458,172
Distributions reinvested	2,494	30,886	3,452	42,564
Redemptions	(5,112)	(63,779)	(19,192)	(255,685)
Net increase	4,337	55,267	19,563	245,051
Class K
Redemptions	—	—	(27,969)	(404,295)
Net decrease	—	—	(27,969)	(404,295)
Class R
Subscriptions	2,742	35,366	16,457	206,119
Distributions reinvested	3,119	39,649	6,613	83,903
Redemptions	(24,390)	(313,492)	(12,634)	(173,691)
Net increase (decrease)	(18,529)	(238,477)	10,436	116,331
Class T
Distributions reinvested	—	—	16	227
Redemptions	—	—	(602)	(7,783)
Net decrease	—	—	(586)	(7,556)
Total net decrease	(739,107)	(10,045,074)	(1,196,736)	(19,482,771)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Equity Value Fund | Semiannual Report 2019

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Columbia Global Equity Value Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$13.00	0.16	(0.17)	(0.01)	(0.13)	(0.48)	(0.61)
Year Ended 2/28/2019	$14.20	0.22	(0.22)	0.00 (e)	(0.17)	(1.03)	(1.20)
Year Ended 2/28/2018	$12.29	0.19	1.96	2.15	(0.24)	—	(0.24)
Year Ended 2/28/2017	$10.48	0.24	1.84	2.08	(0.27)	—	(0.27)
Year Ended 2/29/2016	$13.00	0.18	(2.17)	(1.99)	(0.26)	(0.27)	(0.53)
Year Ended 2/28/2015	$13.78	0.22	0.97	1.19	(0.16)	(1.81)	(1.97)
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$13.07	0.17	(0.16)	0.01	(0.15)	(0.48)	(0.63)
Year Ended 2/28/2019	$14.26	0.24	(0.20)	0.04	(0.20)	(1.03)	(1.23)
Year Ended 2/28/2018	$12.35	0.19	1.99	2.18	(0.27)	—	(0.27)
Year Ended 2/28/2017	$10.52	0.26	1.87	2.13	(0.30)	—	(0.30)
Year Ended 2/29/2016	$13.05	0.19	(2.15)	(1.96)	(0.30)	(0.27)	(0.57)
Year Ended 2/28/2015	$13.82	0.26	0.97	1.23	(0.19)	(1.81)	(2.00)
Class C
Six Months Ended 8/31/2019 (Unaudited)	$12.81	0.11	(0.16)	(0.05)	(0.09)	(0.48)	(0.57)
Year Ended 2/28/2019	$14.04	0.16	(0.27)	(0.11)	(0.09)	(1.03)	(1.12)
Year Ended 2/28/2018	$12.16	0.09	1.93	2.02	(0.14)	—	(0.14)
Year Ended 2/28/2017	$10.36	0.15	1.84	1.99	(0.19)	—	(0.19)
Year Ended 2/29/2016	$12.86	0.09	(2.15)	(2.06)	(0.17)	(0.27)	(0.44)
Year Ended 2/28/2015	$13.65	0.12	0.96	1.08	(0.06)	(1.81)	(1.87)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$13.03	0.17	(0.16)	0.01	(0.15)	(0.48)	(0.63)
Year Ended 2/28/2019	$14.22	0.25	(0.21)	0.04	(0.20)	(1.03)	(1.23)
Year Ended 2/28/2018	$12.31	0.22	1.96	2.18	(0.27)	—	(0.27)
Year Ended 2/28/2017	$10.49	0.27	1.85	2.12	(0.30)	—	(0.30)
Year Ended 2/29/2016	$13.02	0.21	(2.17)	(1.96)	(0.30)	(0.27)	(0.57)
Year Ended 2/28/2015	$13.79	0.26	0.97	1.23	(0.19)	(1.81)	(2.00)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$13.00	0.17	(0.16)	0.01	(0.15)	(0.48)	(0.63)
Year Ended 2/28/2019	$14.19	0.25	(0.21)	0.04	(0.20)	(1.03)	(1.23)
Year Ended 2/28/2018	$12.29	0.22	1.96	2.18	(0.28)	—	(0.28)
Year Ended 2/28/2017	$10.47	0.27	1.86	2.13	(0.31)	—	(0.31)
Year Ended 2/29/2016	$13.00	0.20	(2.15)	(1.95)	(0.31)	(0.27)	(0.58)
Year Ended 2/28/2015	$13.78	0.30	0.94	1.24	(0.21)	(1.81)	(2.02)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Equity Value Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$12.38	(0.17%)	1.15% (c),(d)	1.15% (c),(d)	2.39% (c)	15%	$606,592
Year Ended 2/28/2019	$13.00	0.40%	1.15% (d)	1.15% (d),(f)	1.62%	33%	$645,363
Year Ended 2/28/2018	$14.20	17.59%	1.15%	1.15% (f)	1.40%	32%	$710,292
Year Ended 2/28/2017	$12.29	20.08%	1.19%	1.19% (f)	2.07%	36%	$688,572
Year Ended 2/29/2016	$10.48	(15.81%) (g)	1.18%	1.18% (f)	1.48%	143%	$672,100
Year Ended 2/28/2015	$13.00	9.06%	1.17%	1.17% (f)	1.66%	61%	$894,934
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$12.45	(0.04%)	0.90% (c),(d)	0.90% (c),(d)	2.62% (c)	15%	$2,163
Year Ended 2/28/2019	$13.07	0.66%	0.90% (d)	0.90% (d),(f)	1.77%	33%	$1,856
Year Ended 2/28/2018	$14.26	17.79%	0.90%	0.90% (f)	1.36%	32%	$688
Year Ended 2/28/2017	$12.35	20.49%	0.94%	0.94% (f)	2.21%	36%	$191
Year Ended 2/29/2016	$10.52	(15.61%) (g)	0.93%	0.93% (f)	1.56%	143%	$105
Year Ended 2/28/2015	$13.05	9.38%	0.92%	0.92% (f)	1.93%	61%	$203
Class C
Six Months Ended 8/31/2019 (Unaudited)	$12.19	(0.54%)	1.90% (c),(d)	1.90% (c),(d)	1.65% (c)	15%	$4,465
Year Ended 2/28/2019	$12.81	(0.39%)	1.89% (d)	1.89% (d),(f)	1.17%	33%	$5,573
Year Ended 2/28/2018	$14.04	16.67%	1.90%	1.90% (f)	0.68%	32%	$19,715
Year Ended 2/28/2017	$12.16	19.32%	1.94%	1.94% (f)	1.33%	36%	$21,017
Year Ended 2/29/2016	$10.36	(16.47%) (g)	1.93%	1.93% (f)	0.71%	143%	$21,304
Year Ended 2/28/2015	$12.86	8.25%	1.92%	1.92% (f)	0.90%	61%	$29,304
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$12.41	(0.04%)	0.90% (c),(d)	0.90% (c),(d)	2.65% (c)	15%	$94,261
Year Ended 2/28/2019	$13.03	0.66%	0.90% (d)	0.90% (d),(f)	1.87%	33%	$99,972
Year Ended 2/28/2018	$14.22	17.84%	0.90%	0.90% (f)	1.64%	32%	$108,444
Year Ended 2/28/2017	$12.31	20.45%	0.94%	0.94% (f)	2.31%	36%	$90,114
Year Ended 2/29/2016	$10.49	(15.65%) (g)	0.93%	0.93% (f)	1.72%	143%	$84,630
Year Ended 2/28/2015	$13.02	9.41%	0.92%	0.92% (f)	1.91%	61%	$111,869
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$12.38	0.00% (e)	0.83% (c),(d)	0.83% (c),(d)	2.68% (c)	15%	$800
Year Ended 2/28/2019	$13.00	0.72%	0.83% (d)	0.83% (d)	1.86%	33%	$626
Year Ended 2/28/2018	$14.19	17.90%	0.83%	0.83%	1.65%	32%	$411
Year Ended 2/28/2017	$12.29	20.64%	0.82%	0.82%	2.37%	36%	$301
Year Ended 2/29/2016	$10.47	(15.55%) (g)	0.79%	0.79%	1.75%	143%	$190
Year Ended 2/28/2015	$13.00	9.48%	0.79%	0.79%	2.23%	61%	$25
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Equity Value Fund | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$12.66	0.18	(0.16)	0.02	(0.16)	(0.48)	(0.64)
Year Ended 2/28/2019	$13.85	0.25	(0.20)	0.05	(0.21)	(1.03)	(1.24)
Year Ended 2/28/2018	$12.00	0.17	1.97	2.14	(0.29)	—	(0.29)
Year Ended 2/28/2017	$10.24	0.26	1.82	2.08	(0.32)	—	(0.32)
Year Ended 2/29/2016	$12.71	0.23	(2.11)	(1.88)	(0.32)	(0.27)	(0.59)
Year Ended 2/28/2015	$13.52	0.27	0.95	1.22	(0.22)	(1.81)	(2.03)
Class R
Six Months Ended 8/31/2019 (Unaudited)	$12.96	0.14	(0.16)	(0.02)	(0.12)	(0.48)	(0.60)
Year Ended 2/28/2019	$14.17	0.18	(0.22)	(0.04)	(0.14)	(1.03)	(1.17)
Year Ended 2/28/2018	$12.27	0.15	1.95	2.10	(0.20)	—	(0.20)
Year Ended 2/28/2017	$10.46	0.21	1.84	2.05	(0.24)	—	(0.24)
Year Ended 2/29/2016	$12.98	0.15	(2.17)	(2.02)	(0.23)	(0.27)	(0.50)
Year Ended 2/28/2015	$13.76	0.19	0.97	1.16	(0.13)	(1.81)	(1.94)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Rounds to zero.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Equity Value Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$12.04	0.02%	0.78% (c),(d)	0.78% (c),(d)	2.78% (c)	15%	$602
Year Ended 2/28/2019	$12.66	0.78%	0.78% (d)	0.78% (d)	1.96%	33%	$578
Year Ended 2/28/2018	$13.85	17.96%	0.78%	0.78%	1.26%	32%	$361
Year Ended 2/28/2017	$12.00	20.61%	0.77%	0.77%	2.29%	36%	$12
Year Ended 2/29/2016	$10.24	(15.38%) (g)	0.71%	0.71%	1.95%	143%	$2
Year Ended 2/28/2015	$12.71	9.50%	0.72%	0.72%	2.01%	61%	$2
Class R
Six Months Ended 8/31/2019 (Unaudited)	$12.34	(0.29%)	1.40% (c),(d)	1.40% (c),(d)	2.17% (c)	15%	$901
Year Ended 2/28/2019	$12.96	0.14%	1.40% (d)	1.40% (d),(f)	1.37%	33%	$1,187
Year Ended 2/28/2018	$14.17	17.25%	1.40%	1.40% (f)	1.13%	32%	$1,150
Year Ended 2/28/2017	$12.27	19.82%	1.44%	1.44% (f)	1.82%	36%	$845
Year Ended 2/29/2016	$10.46	(16.04%) (g)	1.43%	1.43% (f)	1.25%	143%	$830
Year Ended 2/28/2015	$12.98	8.80%	1.42%	1.42% (f)	1.46%	61%	$1,115
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Equity Value Fund | Semiannual Report 2019	19

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Global Equity Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
20	Columbia Global Equity Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held
Columbia Global Equity Value Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
22	Columbia Global Equity Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund wrote option contracts to decrease the Fund’s exposure to equity market risk, to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	708,410

Columbia Global Equity Value Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	844,193
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	571,361

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(77,078)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2019:
Derivative instrument	Average value ($)*
Options contracts — written	(30,424)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	645,292	(663,042)

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2019.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2019:
Morgan Stanley ($)
Assets
Forward foreign currency exchange contracts	708,410
Liabilities
Forward foreign currency exchange contracts	844,193
Total financial and derivative net assets	(135,783)
Total collateral received (pledged) (a)	-
Net amount (b)	(135,783)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
24	Columbia Global Equity Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Global Equity Value Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended August 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2019 was 0.71% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
26	Columbia Global Equity Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class R	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $50,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2019, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	35,243
Class C	—	1.00 (b)	231

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
Columbia Global Equity Value Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2019 through June 30, 2020	Prior to July 1, 2019
Class A	1.20%	1.20%
Advisor Class	0.95	0.95
Class C	1.95	1.95
Institutional Class	0.95	0.95
Institutional 2 Class	0.89	0.88
Institutional 3 Class	0.84	0.83
Class R	1.45	1.45
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
635,377,000	127,250,000	(54,478,000)	72,772,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
28	Columbia Global Equity Value Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $110,964,238 and $141,777,291, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2019.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime
Columbia Global Equity Value Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Shareholder concentration risk
At August 31, 2019, affiliated shareholders of record owned 41.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Global Equity Value Fund | Semiannual Report 2019

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Equity Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
Columbia Global Equity Value Fund | Semiannual Report 2019	31

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
32	Columbia Global Equity Value Fund | Semiannual Report 2019

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Global Equity Value Fund | Semiannual Report 2019	33

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Columbia Global Equity Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR145_02_J01_(10/19)

SemiAnnual Report
August 31, 2019
Columbia Overseas Core Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Overseas Core Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Overseas Core Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2018
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2019)
		Inception	6 Months cumulative	1 Year	Life
Class A	Excluding sales charges	03/05/18	-1.06	-2.76	-4.45
	Including sales charges		-6.74	-8.39	-8.17
Advisor Class		03/05/18	-1.02	-2.49	-4.20
Class C	Excluding sales charges	03/05/18	-1.50	-3.58	-5.18
	Including sales charges		-2.48	-4.53	-5.18
Institutional Class		03/05/18	-1.03	-2.49	-4.20
Institutional 2 Class		03/05/18	-1.01	-2.52	-4.15
Institutional 3 Class		03/05/18	-0.89	-2.35	-4.04
Class R		03/05/18	-1.21	-3.03	-4.69
MSCI EAFE Index (Net)			0.34	-3.26	-2.62
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Overseas Core Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2019)
Royal Dutch Shell PLC, Class B (United Kingdom)	3.4
Roche Holding AG, Genusschein Shares (Switzerland)	2.3
BP PLC (United Kingdom)	2.3
Sanofi (France)	2.2
Takeda Pharmaceutical Co., Ltd. (Japan)	2.2
Koninklijke Ahold Delhaize NV (Netherlands)	2.2
ING Groep NV (Netherlands)	2.1
Nestlé SA, Registered Shares (Switzerland)	2.0
Matsumotokiyoshi Holdings Co., Ltd. (Japan)	2.0
Alimentation Couche-Tard, Inc., Class B (Canada)	2.0
Percentages indicated are based upon total investments including options purchased and excluding Money Market Funds and all other investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at August 31, 2019)
Communication Services	8.1
Consumer Discretionary	8.4
Consumer Staples	14.4
Energy	10.0
Financials	13.9
Health Care	14.7
Industrials	14.6
Information Technology	5.4
Materials	4.7
Real Estate	4.7
Utilities	1.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2019)
Australia	1.5
Canada	7.2
China	1.4
Finland	2.5
France	6.8
Germany	3.7
Hong Kong	1.4
Ireland	0.1
Israel	1.9
Italy	1.3
Japan	27.9
Netherlands	7.8
Norway	2.7
Pakistan	0.4
Russian Federation	0.7
South Korea	2.6
Spain	3.6
Sweden	2.1
Switzerland	4.3
United Kingdom	15.5
United States(a)	4.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Overseas Core Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2019 — August 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	989.40	1,018.65	6.32	6.41	1.27
Advisor Class	1,000.00	1,000.00	989.80	1,019.90	5.07	5.15	1.02
Class C	1,000.00	1,000.00	985.00	1,014.85	10.07	10.23	2.03
Institutional Class	1,000.00	1,000.00	989.70	1,019.85	5.12	5.20	1.03
Institutional 2 Class	1,000.00	1,000.00	989.90	1,020.40	4.58	4.65	0.92
Institutional 3 Class	1,000.00	1,000.00	991.10	1,020.70	4.28	4.34	0.86
Class R	1,000.00	1,000.00	987.90	1,017.35	7.60	7.72	1.53
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Overseas Core Fund | Semiannual Report 2019	5

Portfolio of Investments
August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Australia 1.5%
Ansell Ltd.	197,503	3,619,663
Canada 7.2%
Alimentation Couche-Tard, Inc., Class B	78,681	4,952,282
Cameco Corp.	240,556	2,109,676
Cott Corp.	377,006	4,754,046
Stars Group, Inc. (The)(a)	167,958	2,552,043
Yamana Gold, Inc.	964,822	3,483,007
Total		17,851,054
China 1.4%
BeiGene Ltd., ADR(a)	3,028	435,275
Tencent Holdings Ltd.	74,200	3,063,387
Total		3,498,662
Finland 2.4%
Neste OYJ	67,627	2,133,175
UPM-Kymmene OYJ	145,977	3,944,992
Total		6,078,167
France 6.7%
AXA SA	123,127	2,823,372
Capgemini SE	38,095	4,570,923
DBV Technologies SA, ADR(a)	33,102	301,228
Eiffage SA	34,008	3,524,023
Sanofi	64,190	5,514,414
Total		16,733,960
Germany 3.7%
Aroundtown SA	382,804	3,185,140
BASF SE	17,615	1,165,531
Bayer AG, Registered Shares	35,935	2,670,826
Covestro AG	25,836	1,174,077
Duerr AG	41,883	1,063,485
Total		9,259,059
Hong Kong 1.4%
Link REIT (The)	83,500	936,062
WH Group Ltd.	3,040,500	2,436,545
Total		3,372,607
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.1%
Amarin Corp. PLC, ADR(a)	22,057	330,634
Israel 1.9%
Bank Hapoalim BM(a)	498,503	3,657,440
Bezeq Israeli Telecommunication Corp., Ltd.	1,756,417	1,103,193
Total		4,760,633
Italy 1.3%
Recordati SpA	75,208	3,299,921
Japan 27.8%
Amano Corp.	134,000	3,998,984
Bandai Namco Holdings, Inc.	18,700	1,098,767
BayCurrent Consulting, Inc.	56,700	2,558,894
CYBERDYNE, Inc.(a)	55,000	332,246
Invincible Investment Corp.	6,208	3,703,642
ITOCHU Corp.	222,100	4,424,807
Kinden Corp.	115,300	1,686,044
Koito Manufacturing Co., Ltd.	53,400	2,503,111
Matsumotokiyoshi Holdings Co., Ltd.	133,700	4,956,380
Meitec Corp.	32,400	1,669,548
Mitsubishi UFJ Financial Group, Inc.	651,700	3,136,796
Nihon M&A Center, Inc.	154,800	4,507,321
Nippon Telegraph & Telephone Corp.	100,800	4,832,139
ORIX Corp.	261,200	3,854,031
Recruit Holdings Co., Ltd.	16,900	511,736
Round One Corp.	131,900	2,153,728
Shionogi & Co., Ltd.	61,200	3,275,755
Ship Healthcare Holdings, Inc.	32,800	1,514,493
SoftBank Group Corp.	30,000	1,359,411
Sony Corp.	78,500	4,471,552
Subaru Corp.	114,800	3,071,529
Takeda Pharmaceutical Co., Ltd.	161,677	5,451,088
Takuma Co., Ltd.	243,600	2,808,684
ValueCommerce Co., Ltd.	74,700	1,209,933
Total		69,090,619
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Overseas Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 7.8%
ABN AMRO Bank NV	70,208	1,245,155
ASR Nederland NV	98,199	3,433,814
ING Groep NV	541,406	5,172,417
Koninklijke Ahold Delhaize NV	230,595	5,401,780
Signify NV	136,962	4,007,733
Total		19,260,899
Norway 2.7%
BW LPG Ltd.(a)	489,655	2,410,323
SalMar ASA	89,479	4,245,008
Total		6,655,331
Pakistan 0.4%
Lucky Cement Ltd.	260,200	582,339
Oil & Gas Development Co., Ltd.	689,300	460,431
Total		1,042,770
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR	130,958	1,797,404
South Korea 2.6%
Hyundai Home Shopping Network Corp.	22,832	1,756,748
Samsung Electronics Co., Ltd.	79,045	2,877,948
Youngone Corp.	64,851	1,884,475
Total		6,519,171
Spain 3.6%
ACS Actividades de Construccion y Servicios SA	116,141	4,394,961
Endesa SA	101,199	2,600,903
Tecnicas Reunidas SA(a)	80,759	2,026,510
Total		9,022,374
Sweden 2.1%
Granges AB	154,457	1,401,717
Hemfosa Fastigheter AB	365,158	3,686,150
Total		5,087,867
Switzerland 4.3%
Nestlé SA, Registered Shares	44,557	5,007,068
Roche Holding AG, Genusschein Shares	20,553	5,616,318
Total		10,623,386
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 15.4%
BP PLC	922,056	5,615,556
British American Tobacco PLC	110,236	3,866,895
BT Group PLC	1,036,889	2,088,932
Crest Nicholson Holdings PLC	320,470	1,352,336
DCC PLC	57,558	4,905,242
GW Pharmaceuticals PLC, ADR(a)	3,472	494,448
John Wood Group PLC	335,855	1,547,180
Just Group PLC(a)	2,086,230	1,137,124
Legal & General Group PLC	1,018,273	2,728,158
Royal Dutch Shell PLC, Class B	302,675	8,381,022
TP ICAP PLC	1,018,672	3,613,117
WPP PLC	212,078	2,508,979
Total		38,238,989
United States 4.5%
ACADIA Pharmaceuticals, Inc.(a)	17,385	480,869
Aerie Pharmaceuticals, Inc.(a)	16,341	353,946
Alexion Pharmaceuticals, Inc.(a)	8,952	902,004
Broadcom, Inc.	6,372	1,800,982
Burford Capital Ltd.	214,781	1,839,677
Insmed, Inc.(a)	23,332	383,578
Liberty Global PLC, Class C(a)	151,351	3,953,288
Puma Biotechnology, Inc.(a)	11,855	127,441
Quotient Ltd.(a)	98,698	890,256
Sage Therapeutics, Inc.(a)	2,591	444,797
Total		11,176,838
Total Common Stocks (Cost $260,185,398)		247,320,008

Options Purchased Calls 0.1%
Value ($)
(Cost $74,519)	92,070

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(b),(c)	70,333	70,326
Total Money Market Funds (Cost $70,326)		70,326
Total Investments in Securities (Cost $260,330,243)		247,482,404
Other Assets & Liabilities, Net		1,097,667
Net Assets		$248,580,071
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
12,353,000 CAD	9,382,901 USD	Morgan Stanley	09/11/2019	103,640	—
2,655,000 GBP	3,317,954 USD	Morgan Stanley	09/11/2019	86,335	—
12,601,000 ILS	3,584,941 USD	Morgan Stanley	09/11/2019	18,154	—
495,940,000 JPY	4,592,250 USD	Morgan Stanley	09/11/2019	—	(78,531)
7,207,454,000 KRW	6,112,213 USD	Morgan Stanley	09/11/2019	159,778	—
33,202,000 NOK	3,843,580 USD	Morgan Stanley	09/11/2019	199,240	—
11,762,911 USD	16,808,000 AUD	Morgan Stanley	09/11/2019	—	(441,090)
4,090,645 USD	4,011,000 CHF	Morgan Stanley	09/11/2019	—	(35,472)
1,786,464 USD	11,931,000 DKK	Morgan Stanley	09/11/2019	—	(26,891)
4,014,272 USD	3,584,000 EUR	Morgan Stanley	09/11/2019	—	(73,094)
3,577,588 USD	4,875,000 SGD	Morgan Stanley	09/11/2019	—	(64,418)
Total				567,147	(719,496)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	JPMorgan	USD	524,520	279	16.00	09/18/2019	74,519	92,070

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Puma Biotechnology, Inc.	JPMorgan	USD	(126,850)	(118)	11.50	9/20/2019	(4,007)	(5,605)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	2,544,191	22,106,378	(24,580,236)	70,333	72	—	19,744	70,326
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Overseas Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
August 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	3,619,663	—	3,619,663
Canada	17,851,054	—	—	17,851,054
China	435,275	3,063,387	—	3,498,662
Finland	—	6,078,167	—	6,078,167
France	301,228	16,432,732	—	16,733,960
Germany	—	9,259,059	—	9,259,059
Hong Kong	—	3,372,607	—	3,372,607
Ireland	330,634	—	—	330,634
Israel	—	4,760,633	—	4,760,633
Italy	—	3,299,921	—	3,299,921
Japan	—	69,090,619	—	69,090,619
Netherlands	—	19,260,899	—	19,260,899
Norway	—	6,655,331	—	6,655,331
Pakistan	—	1,042,770	—	1,042,770
Russian Federation	—	1,797,404	—	1,797,404
South Korea	—	6,519,171	—	6,519,171
Spain	—	9,022,374	—	9,022,374
Sweden	—	5,087,867	—	5,087,867
Switzerland	—	10,623,386	—	10,623,386
United Kingdom	494,448	37,744,541	—	38,238,989
United States	9,337,161	1,839,677	—	11,176,838
Total Common Stocks	28,749,800	218,570,208	—	247,320,008
Options Purchased Calls	92,070	—	—	92,070
Money Market Funds	70,326	—	—	70,326
Total Investments in Securities	28,912,196	218,570,208	—	247,482,404
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	567,147	—	567,147
Liability
Forward Foreign Currency Exchange Contracts	—	(719,496)	—	(719,496)
Options Contracts Written	(5,605)	—	—	(5,605)
Total	28,906,591	218,417,859	—	247,324,450
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Overseas Core Fund | Semiannual Report 2019

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $260,185,398)	$247,320,008
Affiliated issuers (cost $70,326)	70,326
Options purchased (cost $74,519)	92,070
Cash	2,377
Foreign currency (cost $496,848)	496,848
Unrealized appreciation on forward foreign currency exchange contracts	567,147
Receivable for:
Investments sold	257,057
Capital shares sold	12,887
Dividends	754,329
Foreign tax reclaims	366,461
Expense reimbursement due from Investment Manager	974
Prepaid expenses	3,542
Total assets	249,944,026
Liabilities
Option contracts written, at value (premiums received $4,007)	5,605
Unrealized depreciation on forward foreign currency exchange contracts	719,496
Payable for:
Investments purchased	497,239
Capital shares purchased	23,194
Management services fees	5,910
Distribution and/or service fees	3
Transfer agent fees	19,597
Compensation of board members	7,818
Compensation of chief compliance officer	26
Other expenses	85,067
Total liabilities	1,363,955
Net assets applicable to outstanding capital stock	$248,580,071
Represented by
Paid in capital	257,390,306
Total distributable earnings (loss)	(8,810,235)
Total - representing net assets applicable to outstanding capital stock	$248,580,071
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2019	11

Statement of Assets and Liabilities  (continued)
August 31, 2019 (Unaudited)
Class A
Net assets	$165,566
Shares outstanding	17,984
Net asset value per share	$9.21
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.77
Advisor Class
Net assets	$19,355
Shares outstanding	2,100
Net asset value per share	$9.22
Class C
Net assets	$41,182
Shares outstanding	4,485
Net asset value per share	$9.18
Institutional Class
Net assets	$120,538,861
Shares outstanding	13,072,794
Net asset value per share	$9.22
Institutional 2 Class
Net assets	$32,450
Shares outstanding	3,514
Net asset value per share	$9.23
Institutional 3 Class
Net assets	$127,712,905
Shares outstanding	13,826,369
Net asset value per share	$9.24
Class R
Net assets	$69,752
Shares outstanding	7,583
Net asset value per share	$9.20
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Overseas Core Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended August 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,892,516
Dividends — affiliated issuers	19,744
Foreign taxes withheld	(569,649)
Total income	5,342,611
Expenses:
Management services fees	1,094,850
Distribution and/or service fees
Class A	116
Class C	171
Class R	165
Transfer agent fees
Class A	87
Advisor Class	18
Class C	33
Institutional Class	114,207
Institutional 2 Class	11
Institutional 3 Class	5,016
Class R	62
Compensation of board members	5,470
Custodian fees	33,504
Printing and postage fees	4,522
Registration fees	54,916
Audit fees	9,949
Legal fees	5,249
Compensation of chief compliance officer	27
Other	8,763
Total expenses	1,337,136
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(159,322)
Total net expenses	1,177,814
Net investment income	4,164,797
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,499,161
Investments — affiliated issuers	72
Foreign currency translations	(867)
Forward foreign currency exchange contracts	(378,974)
Options purchased	(349,256)
Options contracts written	84,687
Net realized gain	1,854,823
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,596,701)
Foreign currency translations	(4,581)
Forward foreign currency exchange contracts	92,149
Options purchased	92,173
Options contracts written	3,863
Net change in unrealized appreciation (depreciation)	(8,413,097)
Net realized and unrealized loss	(6,558,274)
Net decrease in net assets resulting from operations	$(2,393,477)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019 (a)
Operations
Net investment income	$4,164,797	$2,836,948
Net realized gain (loss)	1,854,823	(1,145,152)
Net change in unrealized appreciation (depreciation)	(8,413,097)	(4,591,308)
Net decrease in net assets resulting from operations	(2,393,477)	(2,899,512)
Distributions to shareholders
Net investment income and net realized gains
Class A	(613)	(161)
Advisor Class	(115)	(203)
Class C	(153)	(43)
Institutional Class	(703,308)	(1,228,560)
Institutional 2 Class	(185)	(284)
Institutional 3 Class	(791,188)	(1,410,229)
Class R	(334)	(374)
Total distributions to shareholders	(1,495,896)	(2,639,854)
Increase (decrease) in net assets from capital stock activity	(437)	257,862,247
Total increase (decrease) in net assets	(3,889,810)	252,322,881
Net assets at beginning of period	252,469,881	147,000
Net assets at end of period	$248,580,071	$252,469,881

(a)	Based on operations from March 5, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Overseas Core Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2019 (Unaudited)		February 28, 2019 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	15,156	141,197	1,065	9,837
Distributions reinvested	54	505	—	—
Redemptions	(391)	(3,714)	—	—
Net increase	14,819	137,988	1,065	9,837
Class C
Subscriptions	1,777	16,600	601	5,940
Distributions reinvested	7	69	1	9
Redemptions	(1)	(5)	—	—
Net increase	1,783	16,664	602	5,949
Institutional Class
Subscriptions	530,421	4,980,994	14,881,359	133,239,018
Distributions reinvested	75,128	703,193	146,059	1,228,358
Redemptions	(351,497)	(3,315,687)	(2,210,776)	(19,781,959)
Net increase	254,052	2,368,500	12,816,642	114,685,417
Institutional 2 Class
Subscriptions	373	3,537	1,023	10,043
Distributions reinvested	7	67	11	90
Net increase	380	3,604	1,034	10,133
Institutional 3 Class
Subscriptions	29,796	277,017	14,863,470	150,381,887
Distributions reinvested	84,426	791,068	167,462	1,410,024
Redemptions	(378,444)	(3,602,000)	(942,441)	(8,684,930)
Net increase (decrease)	(264,222)	(2,533,915)	14,088,491	143,106,981
Class R
Subscriptions	758	7,033	5,231	48,267
Distributions reinvested	25	234	30	255
Redemptions	(58)	(545)	(503)	(4,592)
Net increase	725	6,722	4,758	43,930
Total net increase (decrease)	7,537	(437)	26,912,592	257,862,247

(a)	Based on operations from March 5, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$9.36	0.11	(0.21)	(0.10)	(0.01)	(0.04)	(0.05)
Year Ended 2/28/2019(d)	$10.00	0.15	(0.71)	(0.56)	(0.08)	—	(0.08)
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$9.37	0.15	(0.25)	(0.10)	(0.01)	(0.04)	(0.05)
Year Ended 2/28/2019(d)	$10.00	0.18	(0.71)	(0.53)	(0.10)	—	(0.10)
Class C
Six Months Ended 8/31/2019 (Unaudited)	$9.36	0.09	(0.23)	(0.14)	(0.00) (f)	(0.04)	(0.04)
Year Ended 2/28/2019(d)	$10.00	0.07	(0.69)	(0.62)	(0.02)	—	(0.02)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$9.37	0.15	(0.25)	(0.10)	(0.01)	(0.04)	(0.05)
Year Ended 2/28/2019(d)	$10.00	0.03	(0.56)	(0.53)	(0.10)	—	(0.10)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$9.38	0.16	(0.25)	(0.09)	(0.02)	(0.04)	(0.06)
Year Ended 2/28/2019(d)	$10.00	0.17	(0.70)	(0.53)	(0.09)	—	(0.09)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$9.38	0.16	(0.24)	(0.08)	(0.02)	(0.04)	(0.06)
Year Ended 2/28/2019(d)	$10.00	0.19	(0.71)	(0.52)	(0.10)	—	(0.10)
Class R
Six Months Ended 8/31/2019 (Unaudited)	$9.36	0.13	(0.24)	(0.11)	(0.01)	(0.04)	(0.05)
Year Ended 2/28/2019(d)	$10.00	0.08	(0.66)	(0.58)	(0.06)	—	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on March 5, 2018. Per share data and total return reflect activity from that date.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Overseas Core Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$9.21	(1.06%)	1.43% (c)	1.27% (c)	2.45% (c)	21%	$166
Year Ended 2/28/2019(d)	$9.36	(5.55%)	1.65% (c),(e)	1.28% (c),(e)	1.62% (c)	71%	$30
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$9.22	(1.02%)	1.15% (c)	1.02% (c)	3.24% (c)	21%	$19
Year Ended 2/28/2019(d)	$9.37	(5.22%)	1.40% (c),(e)	1.03% (c),(e)	1.90% (c)	71%	$20
Class C
Six Months Ended 8/31/2019 (Unaudited)	$9.18	(1.50%)	2.17% (c)	2.03% (c)	2.01% (c)	21%	$41
Year Ended 2/28/2019(d)	$9.36	(6.22%)	2.40% (c),(e)	2.03% (c),(e)	0.76% (c)	71%	$25
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$9.22	(1.03%)	1.16% (c)	1.03% (c)	3.22% (c)	21%	$120,539
Year Ended 2/28/2019(d)	$9.37	(5.22%)	1.37% (c),(e)	1.03% (c),(e)	0.38% (c)	71%	$120,114
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$9.23	(1.01%)	1.04% (c)	0.92% (c)	3.30% (c)	21%	$32
Year Ended 2/28/2019(d)	$9.38	(5.17%)	1.25% (c),(e)	0.93% (c),(e)	1.79% (c)	71%	$29
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$9.24	(0.89%)	0.98% (c)	0.86% (c)	3.41% (c)	21%	$127,713
Year Ended 2/28/2019(d)	$9.38	(5.11%)	1.19% (c),(e)	0.87% (c),(e)	2.06% (c)	71%	$132,187
Class R
Six Months Ended 8/31/2019 (Unaudited)	$9.20	(1.21%)	1.66% (c)	1.53% (c)	2.72% (c)	21%	$70
Year Ended 2/28/2019(d)	$9.36	(5.77%)	1.90% (c),(e)	1.53% (c),(e)	0.87% (c)	71%	$64
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund | Semiannual Report 2019	17

Notes to Financial Statements
August 31, 2019 (Unaudited)
Note 1. Organization
Columbia Overseas Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
18	Columbia Overseas Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held
Columbia Overseas Core Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
20	Columbia Overseas Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk, to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	92,070
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	567,147
Total		659,217

Columbia Overseas Core Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Options contracts written, at value	5,605
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	719,496
Total		725,101
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	84,687	(349,256)	(264,569)
Foreign exchange risk	(378,974)	—	—	(378,974)
Total	(378,974)	84,687	(349,256)	(643,543)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	3,863	92,173	96,036
Foreign exchange risk	92,149	—	—	92,149
Total	92,149	3,863	92,173	188,185
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2019:
Derivative instrument	Average value ($)*
Options contracts — purchased	82,943
Options contracts — written	(15,287)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	436,315	(558,013)

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2019.
22	Columbia Overseas Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2019:
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	567,147	567,147
Options purchased calls	92,070	-	92,070
Total assets	92,070	567,147	659,217
Liabilities
Forward foreign currency exchange contracts	-	719,496	719,496
Options contracts written	5,605	-	5,605
Total liabilities	5,605	719,496	725,101
Total financial and derivative net assets	86,465	(152,349)	(65,884)
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	86,465	(152,349)	(65,884)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Overseas Core Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended August 31, 2019 and all subsequent periods. As a result of the amendments, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2019 was 0.87% of the Fund’s average daily net assets.
24	Columbia Overseas Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Advisor Class	0.19
Class C	0.19
Institutional Class	0.19
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.19
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2019, no minimum account balance fees were charged by the Fund.
Columbia Overseas Core Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSC), received by the Distributor for distributing Fund shares for the six months ended August 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	1,468
Class C	—	1.00 (b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2019 through June 30, 2020	Prior to July 1, 2019
Class A	1.28%	1.28%
Advisor Class	1.03	1.03
Class C	2.03	2.03
Institutional Class	1.03	1.03
Institutional 2 Class	0.90	0.93
Institutional 3 Class	0.84	0.87
Class R	1.53	1.53
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above.
26	Columbia Overseas Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
260,326,000	14,505,000	(27,507,000)	(13,002,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2019, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	1,394,692	—	1,394,692
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $53,530,542 and $50,845,655, respectively, for the six months ended August 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Overseas Core Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended August 31, 2019.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Shareholder concentration risk
At August 31, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
28	Columbia Overseas Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
August 31, 2019 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Overseas Core Fund | Semiannual Report 2019	29

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.
30	Columbia Overseas Core Fund | Semiannual Report 2019

Approval of Management Agreement  (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing since manager inception: the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, and the net assets of the Fund. The Board observed that the Fund’s investment performance (for the relatively brief period since inception) was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of Columbia Threadneedle’s profitability, particularly in comparison to industry competitors, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Overseas Core Fund | Semiannual Report 2019	31

Approval of Management Agreement  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
32	Columbia Overseas Core Fund | Semiannual Report 2019

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Columbia Overseas Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR297_02_J01_(10/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date October 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date October 23, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date October 23, 2019